Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of cash and cash equivalents [text block] [Abstract]
Schedule of cash and cash equivalents
	December 31,
	2020	2019
	USD in thousands
Cash in banks	22,363	3,836
Short-term bank deposits	-	3,200
	22,363	7,036

Schedule of cash and cash equivalents currencies denominated
	December 31
	2020	2019
	USD in thousands
USD	19,448	6,658
NIS	2,906	362
Other currencies	9	16
	22,363	7,036